Audit and Other Services - Additional Information (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of audit fees and non audit fees [Line Items]
Audit fees payable for statutory audit	£ 10,400	£ 9,300	£ 9,200
Non -audit fees - Audit fees per US Securities and Exchange Commission guidance	1,600	1,100	800
Non- audit fees -Audit Related Fees" per US Securities and Exchange Commission guidance	500	1,100	800
Non- audit fees- All Other Fees" per US Securities and Exchange Commission guidance'	200	1,100	500
Santander UK Group Holdings plc [member]
Disclosure of audit fees and non audit fees [Line Items]
Audit fees payable for statutory audit	500	500	400
Corporate and Other Borrowers [member]
Disclosure of audit fees and non audit fees [Line Items]
Audit fees payable for statutory audit	£ 0	£ 150	£ 45